Basis for the Preparation of these Consolidated Financial Statements and Applicable Accounting Standards - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ARS ($)	Dec. 31, 2024	Dec. 31, 2023
Basis for preparation of financial statements and applicable accounting standards [line items]
Inflation rate	31.55	117.76	211.41
Minimum Average Term [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of participating interest	50.00%
Macro Fondos SGFCISA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired	74.91%	80.90%
Decrease in ownership interest due to merger	25.09%
Sud Asesores [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Percentage of voting equity interests acquired	100.00%
Equity interests of acquirer	$ 3,340